ESOP PLAN - Summary of ESOP shares (Details) (Employee Stock Ownership Plan (the "ESOP"))	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares	1,017,619	917,965
Shares committed for allocation	110,684	110,684
Unallocated shares	553,420	664,104
Total ESOP shares	1,681,723	1,692,753